Distribution Date:	10/17/22	JPMBB Commercial Mortgage Securities Trust 2014-C22
Determination Date:	10/11/22
Next Distribution Date:	11/18/22
Record Date:	09/30/22	Commercial Mortgage Pass-Through Certificates
Series 2014-C22

Table of Contents			Contacts
Section	Pages	Role	Party and Contact Information
Certificate Distribution Detail	2-3	Depositor	J.P. Morgan Chase Commercial Mortgage Securities Corp.
Certificate Factor Detail	4		Brian Baker	(212) 834-3813
Certificate Interest Reconciliation Detail	5		383 Madison Avenue, 8th Floor | New York, NY 10179 | United States
		Master Servicer	Wells Fargo Bank, N.A.
Exchangeable Certificate Detail	6
			Investor Relations		REAM_InvestorRelations@WellsFargo.com
Additional Information	7
			1901 Harrison Street | Oakland, CA 94612 | United States
Bond / Collateral Reconciliation - Cash Flows	8	Special Servicer	LNR Partners, LLC
Bond / Collateral Reconciliation - Balances	9		LNR CMBS Notices	(305) 695-5600	lnr.cmbs.notices@lnrproperty.com
Current Mortgage Loan and Property Stratification	10-14		2340 Collins Avenue, Suite 700 | Miami Beach, FL 33139 | United States
Mortgage Loan Detail (Part 1)	15-17	Senior Trust Advisor	Pentalpha Surveillance LLC
Mortgage Loan Detail (Part 2)	18-20		Don Simon	(203) 660-6100
Principal Prepayment Detail	21		PO Box 4839 | Greenwich, CT 06831 | United States
Historical Detail	22	Certificate Administrator	Computershare Trust Company, N.A. as agent for Wells Fargo
			Bank, N.A.
Delinquency Loan Detail	23		Corporate Trust Services (CMBS)		cts.cmbs.bond.admin@wellsfargo.com;
Collateral Stratification and Historical Detail	24				trustadministrationgroup@wellsfargo.com
			9062 Old Annapolis Road | Columbia, MD 21045 | United States
Specially Serviced Loan Detail - Part 1	25
		Trustee	Wilmington Trust, National Association
Specially Serviced Loan Detail - Part 2	26		Attention: CMBS Trustee	(302) 636-4140	CMBSTrustee@wilmingtontrust.com
Modified Loan Detail	27		1100 North Market Street | Wilmington, DE 19890 | United States
Historical Liquidated Loan Detail	28
Historical Bond / Collateral Loss Reconciliation Detail	29
Interest Shortfall Detail - Collateral Level	30
Supplemental Notes	31

This report is compiled by Computershare Trust Company, N.A. from information provided by third parties. Computershare Trust Company, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and if applicable, any special notices. In addition, certificate holders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© 2021 Computershare. All rights reserved. Confidential.	Page 1 of 31

				Certificate Distribution Detail

											Current	Original
		Pass-Through			Principal	Interest	Prepayment				Credit	Credit
Class	CUSIP	Rate (2)	Original Balance Beginning Balance		Distribution	Distribution	Penalties	Realized Losses Total Distribution Ending Balance			Support¹ Support¹

A-1	46642NBA3	1.451000%	47,120,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-2	46642NBB1	3.037400%	29,158,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-3A1	46642NBC9	3.537900%	175,000,000.00	136,088,436.08	4,076,367.58	401,222.73	0.00	0.00	4,477,590.31	132,012,068.50	35.87%	30.00%
A-3A2	46642NAA4	3.537900%	75,000,000.00	58,323,615.46	1,747,014.68	171,952.60	0.00	0.00	1,918,967.28	56,576,600.78	35.87%	30.00%
A-4	46642NBD7	3.801200%	355,389,000.00	355,389,000.00	0.00	1,125,753.89	0.00	0.00	1,125,753.89	355,389,000.00	35.87%	30.00%
A-SB	46642NBE5	3.503600%	102,553,000.00	34,630,417.38	1,804,738.47	101,109.28	0.00	0.00	1,905,847.75	32,825,678.91	35.87%	30.00%
A-S	46642NBH8	4.109500%	78,422,000.00	78,422,000.00	0.00	268,562.67	0.00	0.00	268,562.67	78,422,000.00	27.15%	23.00%
B	46642NBJ4	4.547102%	58,816,000.00	58,816,000.00	0.00	222,868.65	0.00	0.00	222,868.65	58,816,000.00	20.62%	17.75%
C	46642NBK1	4.547102%	47,614,000.00	47,614,000.00	0.00	180,421.45	0.00	0.00	180,421.45	47,614,000.00	15.32%	13.50%
D	46642NAJ5	4.547102%	61,617,000.00	61,617,000.00	0.00	233,482.34	0.00	0.00	233,482.34	61,617,000.00	8.47%	8.00%
E	46642NAL0	3.219000%	28,008,000.00	28,008,000.00	0.00	202,506.91	0.00	0.00	202,506.91	28,008,000.00	5.36%	5.50%
F	46642NAN6	3.219000%	12,604,000.00	12,604,000.00	0.00	0.00	0.00	0.00	0.00	12,604,000.00	3.96%	4.37%
G*	46642NAQ9	3.219000%	14,003,000.00	14,003,000.00	0.00	0.00	0.00	0.00	0.00	14,003,000.00	2.40%	3.13%
NR	46642NAS5	3.219000%	35,010,270.00	32,437,329.63	0.00	0.00	0.00	10,847,967.23	0.00	21,589,362.40	0.00%	0.00%
UHP	46642NAU0	4.708400%	15,099,000.00	15,099,000.00	0.00	59,243.44	0.00	0.00	59,243.44	15,099,000.00	0.00%	0.00%
LP	NA	0.000000%	100.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Z	46642NAY2	0.000000%	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
R	46642NAW6	0.000000%	1.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Regular SubTotal			1,135,413,371.01	933,051,798.55	7,628,120.73	2,967,123.96	0.00	10,847,967.23	10,595,244.69	914,575,710.59

X-A	46642NBF2	0.802200%	862,642,000.00	662,853,468.92	0.00	443,117.69	0.00	0.00	443,117.69	655,225,348.19
X-C	46642NAC0	1.328102%	28,008,000.00	28,008,000.00	0.00	30,997.91	0.00	0.00	30,997.91	28,008,000.00
X-D	46642NAE6	1.328102%	26,607,000.00	26,607,000.00	0.00	29,447.35	0.00	0.00	29,447.35	26,607,000.00

									Certificate Distribution Detail continued to next page

© 2021 Computershare. All rights reserved. Confidential.											Page 2 of 31

				Certificate Distribution Detail

										Current	Original
		Pass-Through			Principal	Interest	Prepayment			Credit	Credit
Class	CUSIP	Rate (2)	Original Balance	Beginning Balance	Distribution	Distribution	Penalties	Realized Losses Total Distribution		Ending Balance Support¹	Support¹

X-E	46642NAG1	1.328102%	35,010,270.00	32,437,329.63	0.00	35,900.08	0.00	0.00	35,900.08	21,589,362.40
Notional SubTotal			952,267,270.00	749,905,798.55	0.00	539,463.03	0.00	0.00	539,463.03	731,429,710.59

Deal Distribution Total					7,628,120.73	3,506,586.99	0.00	10,847,967.23	11,134,707.72

*	Denotes the Controlling Class (if required)
(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and

	dividing the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month’s Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in

	the underlying index (if and as applicable), and any other matters provided in the governing documents.

© 2021 Computershare. All rights reserved. Confidential.											Page 3 of 31

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	46642NBA3	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-2	46642NBB1	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-3A1	46642NBC9	777.64820617	23.29352903	2.29270131	0.00000000	0.00000000	0.00000000	0.00000000	25.58623034	754.35467714
A-3A2	46642NAA4	777.64820613	23.29352907	2.29270133	0.00000000	0.00000000	0.00000000	0.00000000	25.58623040	754.35467707
A-4	46642NBD7	1,000.00000000	0.00000000	3.16766667	0.00000000	0.00000000	0.00000000	0.00000000	3.16766667	1,000.00000000
A-SB	46642NBE5	337.68312365	17.59810508	0.98592221	0.00000000	0.00000000	0.00000000	0.00000000	18.58402728	320.08501858
A-S	46642NBH8	1,000.00000000	0.00000000	3.42458328	0.00000000	0.00000000	0.00000000	0.00000000	3.42458328	1,000.00000000
B	46642NBJ4	1,000.00000000	0.00000000	3.78925207	0.00000000	0.00000000	0.00000000	0.00000000	3.78925207	1,000.00000000
C	46642NBK1	1,000.00000000	0.00000000	3.78925211	0.00000000	0.00000000	0.00000000	0.00000000	3.78925211	1,000.00000000
D	46642NAJ5	1,000.00000000	0.00000000	3.78925199	0.00000000	0.00000000	0.00000000	0.00000000	3.78925199	1,000.00000000
E	46642NAL0	1,000.00000000	0.00000000	7.23032384	(4.54782384)	23.36474400	0.00000000	0.00000000	7.23032384	1,000.00000000
F	46642NAN6	1,000.00000000	0.00000000	0.00000000	2.68250000	58.31678832	0.00000000	0.00000000	0.00000000	1,000.00000000
G	46642NAQ9	1,000.00000000	0.00000000	0.00000000	2.68250018	69.74500464	0.00000000	0.00000000	0.00000000	1,000.00000000
NR	46642NAS5	926.50898236	0.00000000	0.00000000	2.48536044	82.65847136	0.00000000	309.85100172	0.00000000	616.65798064
UHP	46642NAU0	1,000.00000000	0.00000000	3.92366647	0.00000000	0.00235976	0.00000000	0.00000000	3.92366647	1,000.00000000
LP	NA	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
Z	46642NAY2	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
R	46642NAW6	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
X-A	46642NBF2	768.39925360	0.00000000	0.51367507	0.00000000	0.00000000	0.00000000	0.00000000	0.51367507	759.55651150
X-C	46642NAC0	1,000.00000000	0.00000000	1.10675200	0.00000000	0.00000000	0.00000000	0.00000000	1.10675200	1,000.00000000
X-D	46642NAE6	1,000.00000000	0.00000000	1.10675198	0.00000000	0.00000000	0.00000000	0.00000000	1.10675198	1,000.00000000
X-E	46642NAG1	926.50898236	0.00000000	1.02541569	0.00000000	0.00000000	0.00000000	0.00000000	1.02541569	616.65798064

© 2021 Computershare. All rights reserved. Confidential.										Page 4 of 31

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-2	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-3A1	09/01/22 - 09/30/22	30	0.00	401,222.73	0.00	401,222.73	0.00	0.00	0.00	401,222.73	0.00
A-3A2	09/01/22 - 09/30/22	30	0.00	171,952.60	0.00	171,952.60	0.00	0.00	0.00	171,952.60	0.00
A-4	09/01/22 - 09/30/22	30	0.00	1,125,753.89	0.00	1,125,753.89	0.00	0.00	0.00	1,125,753.89	0.00
A-SB	09/01/22 - 09/30/22	30	0.00	101,109.28	0.00	101,109.28	0.00	0.00	0.00	101,109.28	0.00
X-A	09/01/22 - 09/30/22	30	0.00	443,117.69	0.00	443,117.69	0.00	0.00	0.00	443,117.69	0.00
X-C	09/01/22 - 09/30/22	30	0.00	30,997.91	0.00	30,997.91	0.00	0.00	0.00	30,997.91	0.00
X-D	09/01/22 - 09/30/22	30	0.00	29,447.35	0.00	29,447.35	0.00	0.00	0.00	29,447.35	0.00
X-E	09/01/22 - 09/30/22	30	0.00	35,900.08	0.00	35,900.08	0.00	0.00	0.00	35,900.08	0.00
A-S	09/01/22 - 09/30/22	30	0.00	268,562.67	0.00	268,562.67	0.00	0.00	0.00	268,562.67	0.00
B	09/01/22 - 09/30/22	30	0.00	222,868.65	0.00	222,868.65	0.00	0.00	0.00	222,868.65	0.00
C	09/01/22 - 09/30/22	30	0.00	180,421.45	0.00	180,421.45	0.00	0.00	0.00	180,421.45	0.00
D	09/01/22 - 09/30/22	30	0.00	233,482.34	0.00	233,482.34	0.00	0.00	0.00	233,482.34	0.00
E	09/01/22 - 09/30/22	30	781,775.20	75,131.46	0.00	75,131.46	(127,375.45)	0.00	0.00	202,506.91	654,399.75
F	09/01/22 - 09/30/22	30	701,214.57	33,810.23	0.00	33,810.23	33,810.23	0.00	0.00	0.00	735,024.80
G	09/01/22 - 09/30/22	30	939,076.25	37,563.05	0.00	37,563.05	37,563.05	0.00	0.00	0.00	976,639.30
NR	09/01/22 - 09/30/22	30	2,806,882.26	87,013.14	0.00	87,013.14	87,013.14	0.00	0.00	0.00	2,893,895.40
UHP	09/01/22 - 09/30/22	30	35.63	59,243.44	0.00	59,243.44	0.00	0.00	0.00	59,243.44	35.63
Totals			5,228,983.91	3,537,597.96	0.00	3,537,597.96	31,010.97	0.00	0.00	3,506,586.99	5,259,994.88

© 2021 Computershare. All rights reserved. Confidential.												Page 5 of 31

				Exchangeable Certificate Detail
		Pass-Through					Prepayment
Class	CUSIP	Rate	Original Balance	Beginning Balance Principal Distribution Interest Distribution			Penalties	Realized Losses	Total Distribution	Ending Balance
Regular Interest
A-S (Cert)	46642NBH8	4.109500%	78,422,000.00	78,422,000.00	0.00	268,562.67	0.00	0.00	268,562.67	78,422,000.00
A-S (EC)	NA	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
B (Cert)	46642NBJ4	4.547102%	58,816,000.00	58,816,000.00	0.00	222,868.65	0.00	0.00	222,868.65	58,816,000.00
B (EC)	NA	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
C (Cert)	46642NBK1	4.547102%	47,614,000.00	47,614,000.00	0.00	180,421.45	0.00	0.00	180,421.45	47,614,000.00
C (EC)	NA	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Regular Interest Total			184,852,000.03	184,852,000.00	0.00	671,852.77	0.00	0.00	671,852.77	184,852,000.00

Exchangeable Certificate Details
EC	46642NBL9	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Exchangeable Certificates Total			0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00

© 2021 Computershare. All rights reserved. Confidential.										Page 6 of 31

		Additional Information

	Total Available Distribution Amount (1)	11,134,707.72
Specially Serviced Loan not Delinquent (2)
	Number of Outstanding Loans	1
	Aggregate Unpaid Principal Balance	0.00
(1)	The Available Distribution Amount includes any Prepayment Premiums.
(2)	Indicates loans in special servicing with a loan status of ‘0’, Current.

© 2021 Computershare. All rights reserved. Confidential.			Page 7 of 31

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	3,547,133.74	Master Servicing Fee	9,074.95
Interest Reductions due to Nonrecoverability Determination	0.00	Certificate Administrator Fee	2,896.09
Interest Adjustments	(57,846.22)	Trustee Fee	210.00
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	388.26
ARD Interest	0.00	Senior Trust Advisor Fee	1,630.68
Net Prepayment Interest Excess / (Shortfall)	0.00
Extension Interest	0.00
Interest Reserve Withdrawal	0.00
Total Interest Collected	3,489,287.52	Total Fees	14,199.98

Principal		Expenses/Reimbursements
Scheduled Principal	1,595,386.99	Reimbursement for Interest on Advances	0.00
Unscheduled Principal Collections		ASER Amount	84,321.91
Principal Prepayments	6,033,897.80	Special Servicing Fees (Monthly)	(115,821.36)
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	(1,164.06)	Special Servicing Fees (Work Out)	0.00
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	0.00	Rating Agency Expenses	0.00
Negative Amortization	0.00	Taxes Imposed on Trust Fund	0.00
Principal Adjustments	0.00	Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	0.00
Total Principal Collected	7,628,120.73	Total Expenses/Reimbursements	(31,499.45)

		Interest Reserve Deposit	0.00

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	3,506,586.99
Gain on Sale / Excess Liquidation Proceeds	0.00	Principal Distribution	7,628,120.73
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	0.00
		Borrower Option Extension Fees	0.00
Total Other Collected	0.00	Total Payments to Certificateholders and Others	11,134,707.72
Total Funds Collected	11,117,408.25	Total Funds Distributed	11,117,408.25

© 2021 Computershare. All rights reserved. Confidential.			Page 8 of 31

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	916,721,898.05	916,721,898.05	Beginning Certificate Balance	933,051,798.55
(-) Scheduled Principal Collections	1,595,386.99	1,595,386.99	(-) Principal Distributions	7,628,120.73
(-) Unscheduled Principal Collections	6,033,897.80	6,033,897.80	(-) Realized Losses	10,847,967.23
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	10,847,967.23
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	10,847,967.23	10,847,967.23	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	898,245,810.09	898,245,810.09	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	917,970,188.17	917,970,188.17	Ending Certificate Balance	914,575,710.59
Ending Actual Collateral Balance	898,640,834.89	898,640,834.89

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	1,230,900.50
Beginning Cumulative Advances	0.00	1,230,900.50	UC / (OC) Change	0.00
Current Period Advances	0.00	0.00	Ending UC / (OC)	1,230,900.50
Ending Cumulative Advances	0.00	1,230,900.50	Net WAC Rate	4.55%
			UC / (OC) Interest	4,664.19
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© 2021 Computershare. All rights reserved. Confidential.				Page 9 of 31

				Current Mortgage Loan and Property Stratification

			Scheduled Balance							Debt Service Coverage Ratio¹
	Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	20	131,685,532.24	14.66%	20	4.6396	NAP	Defeased	20	131,685,532.24	14.66%	20	4.6396	NAP
	9,999,999 or less	25	136,527,747.57	15.20%	24	4.6786	1.716424	1.35 or less	16	284,785,471.43	31.70%	21	4.6551	0.772880
10,000,000 to 19,999,999		8	109,229,042.58	12.16%	38	4.5483	1.359943	1.36 to 1.45	2	6,202,079.52	0.69%	19	4.8140	1.388338
20,000,000 to 24,999,999		1	23,332,644.89	2.60%	22	5.0315	1.015900	1.46 to 1.55	2	5,927,062.83	0.66%	21	4.9625	1.551704
25,000,000 to 49,999,999		6	194,825,893.14	21.69%	22	4.5252	1.331470	1.56 to 1.65	3	24,298,175.81	2.71%	21	4.6272	1.592197
	50,000,000 or greater	4	302,644,949.67	33.69%	21	4.4798	1.754913	1.66 to 1.80	3	73,793,628.51	8.22%	22	4.4040	1.680499
	Totals	64	898,245,810.09	100.00%	24	4.5659	1.559306	1.81 to 2.00	8	207,944,520.83	23.15%	23	4.4658	1.877172
								2.01 or greater	10	163,609,338.92	18.21%	32	4.5188	2.482444
								Totals	64	898,245,810.09	100.00%	24	4.5659	1.559306
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.
(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© 2021 Computershare. All rights reserved. Confidential.														Page 10 of 31

			Current Mortgage Loan and Property Stratification

			State³
									Property Type³

	# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC			# Of	Scheduled	% Of			Weighted Avg
	Properties	Balance	Agg. Bal.			DSCR¹	Property Type				WAM²	WAC
								Properties	Balance	Agg. Bal.			DSCR¹

Defeased	29	131,685,532.24	14.66%	20	4.6396	NAP
							Defeased	29	131,685,532.24	14.66%	20	4.6396	NAP
Arizona	3	29,684,378.01	3.30%	21	4.5326	1.509134
							Lodging	4	83,061,344.35	9.25%	21	4.6574	0.663364
California	8	120,944,522.75	13.46%	21	4.6400	1.074694
							Mixed Use	8	108,448,541.17	12.07%	22	4.6110	1.448519
Florida	4	71,592,428.96	7.97%	22	4.4562	1.890271
							Mobile Home Park	1	3,535,854.20	0.39%	21	4.6400	1.973900
Georgia	1	4,991,154.14	0.56%	21	4.5530	2.962200
							Multi-Family	2	7,687,153.59	0.86%	21	4.7426	1.945160
Hawaii	1	8,731,960.95	0.97%	22	4.5600	1.848900
							Office	18	332,606,978.34	37.03%	22	4.4856	1.655702
Illinois	5	13,427,838.76	1.49%	24	4.6676	1.669305
							Retail	30	203,208,273.30	22.62%	22	4.5593	1.689132
Indiana	1	2,319,669.37	0.26%	22	4.8780	1.070400
							Self Storage	13	28,012,132.90	3.12%	86	4.7187	2.464761
Maine	1	317,676.96	0.04%	142	4.7200	2.052900
							Totals	105	898,245,810.09	100.00%	24	4.5659	1.559306
Massachusetts	2	14,718,403.02	1.64%	24	4.5560	(1.242070)

Michigan	22	80,497,026.80	8.96%	22	4.8211	1.271202

New Jersey	2	92,684,482.27	10.32%	21	4.3974	2.576036

New York	7	125,937,336.19	14.02%	33	4.5298	1.750967

Ohio	2	5,473,688.89	0.61%	29	4.6675	2.133191

Oklahoma	1	2,982,859.80	0.33%	21	4.6500	1.409100

Pennsylvania	2	6,004,294.66	0.67%	82	4.5853	1.862237

Puerto Rico	1	74,320,620.55	8.27%	22	4.4340	1.821900

South Carolina	1	2,052,332.21	0.23%	21	4.7750	3.850000

Tennessee	5	31,949,547.35	3.56%	23	4.4646	1.197541

Texas	3	36,504,640.90	4.06%	23	4.6615	0.366956

Vermont	1	258,112.60	0.03%	142	4.7200	2.052900

Washington, DC	1	26,843,674.95	2.99%	22	4.3715	1.683800

Wisconsin	2	14,323,627.77	1.59%	21	4.6583	1.358154

Totals	105	898,245,810.09	100.00%	24	4.5659	1.559306

Note: Please refer to footnotes on the next page of the report.

© 2021 Computershare. All rights reserved. Confidential.													Page 11 of 31

				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	20	131,685,532.24	14.66%	20	4.6396	NAP	Defeased	20	131,685,532.24	14.66%	20	4.6396	NAP
	4.40000% or less	3	83,267,805.12	9.27%	22	4.3729	1.866111	12 months or less	0	0.00	0.00%	0	0.0000	0.000000
	4.40001% to 4.60000%	17	399,799,938.78	44.51%	22	4.4716	1.831756	13 to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	4.60001% to 4.80000%	16	232,326,018.70	25.86%	29	4.6606	1.009970	25 to 36 months	0	0.00	0.00%	0	0.0000	0.000000
	4.80001% to 5.00000%	5	21,235,593.52	2.36%	21	4.9202	1.974190	37 to 48 months	0	0.00	0.00%	0	0.0000	0.000000
	5.00001% or greater	3	29,930,921.73	3.33%	22	5.0527	1.096549	49 months or greater	44	766,560,277.85	85.34%	24	4.5533	1.561663
	Totals	64	898,245,810.09	100.00%	24	4.5659	1.559306	Totals	64	898,245,810.09	100.00%	24	4.5659	1.559306
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.
(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© 2021 Computershare. All rights reserved. Confidential.														Page 12 of 31

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	20	131,685,532.24	14.66%	20	4.6396	NAP	Defeased	20	131,685,532.24	14.66%	20	4.6396	NAP
	60 months or less	42	745,865,403.05	83.04%	21	4.5497	1.549568	Interest Only	5	140,135,000.00	15.60%	21	4.4767	1.979340
61 months to 120 months		0	0.00	0.00%	0	0.0000	0.000000	239 months or less	5	79,235,228.52	8.82%	22	4.8291	1.091804
	121 months or greater	0	0.00	0.00%	0	0.0000	0.000000	240 to 299 months	32	526,495,174.53	58.61%	21	4.5271	1.504069
	Totals	62	877,550,935.29	97.70%	21	4.5632	1.548970	300 months or greater	0	0.00	0.00%	0	0.0000	0.000000
								Totals	62	877,550,935.29	97.70%	21	4.5632	1.548970
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.
(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© 2021 Computershare. All rights reserved. Confidential.														Page 13 of 31

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	20	131,685,532.24	14.66%	20	4.6396	NAP	60 months or less	0	0.00	0.00%	0	0.0000	0.000000
Underwriter's Information		0	0.00	0.00%	0	0.0000	0.000000	61 months to 120 months	1	5,775,964.42	0.64%	80	4.5800	1.854700
	12 months or less	43	764,240,608.48	85.08%	24	4.5523	1.563154	121 months or greater	1	14,918,910.38	1.66%	142	4.7200	2.052900
	13 to 24 months	0	0.00	0.00%	0	0.0000	0.000000	Totals	2	20,694,874.80	2.30%	125	4.6809	1.997582
	25 months or greater	1	2,319,669.37	0.26%	22	4.8780	1.070400
	Totals	64	898,245,810.09	100.00%	24	4.5659	1.559306
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.
(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© 2021 Computershare. All rights reserved. Confidential.														Page 14 of 31

					Mortgage Loan Detail (Part 1)

		Prop									Original Adjusted		Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments Repay Date Date			Date	Balance	Balance	Date
1	883100262	OF	Long Island City	NY	Actual/360	4.456%	316,913.69	136,753.17	0.00	N/A	07/06/24	--	85,344,798.60	85,208,045.43	10/06/22
2	302360002	OF	East Rutherford	NJ	Actual/360	4.410%	279,502.12	0.00	0.00	N/A	07/01/24	--	76,055,000.00	76,055,000.00	10/01/22
3	883100266	RT	Caguas	PR	Actual/360	4.434%	216,768.47	0.00	0.00	N/A	08/06/24	--	74,320,620.55	74,320,620.55	10/06/22
4	302360004	LO	Sunnyvale	CA	Actual/360	4.640%	259,707.40	104,424.21	0.00	N/A	07/01/24	--	67,165,707.90	67,061,283.69	10/01/22
5	883100268	Various Various		Various	Actual/360	4.705%	172,439.80	139,702.88	0.00	N/A	08/06/24	--	43,980,395.38	43,840,692.50	10/06/22
6	302360006	MU	Miami	FL	Actual/360	4.388%	145,734.19	64,275.39	0.00	N/A	08/01/24	--	39,858,923.29	39,794,647.90	10/01/22
7	302360007	OF	Houston	TX	Actual/360	4.625%	127,083.97	51,461.37	0.00	N/A	08/01/24	--	32,969,574.99	32,918,113.62	05/01/22
8	302360008	OF	Washington	DC	Actual/360	4.372%	97,968.72	49,259.54	0.00	N/A	08/01/24	--	26,892,934.49	26,843,674.95	10/01/22
9	302360009	OF	Nashville	TN	Actual/360	4.433%	96,578.47	47,691.41	0.00	N/A	07/01/24	--	26,146,455.58	26,098,764.17	10/01/22
10	302360010	MU	Livonia	MI	Actual/360	5.032%	98,108.95	66,090.59	0.00	N/A	08/01/24	--	23,398,735.48	23,332,644.89	10/01/22
11	302360011	SS	Various	Various	Actual/360	4.720%	59,291.77	155,268.03	0.00	N/A	08/01/34	--	15,074,178.41	14,918,910.38	10/01/22
12	302360012	RT	Various	Various	Actual/360	4.558%	96,212.42	0.00	0.00	N/A	07/01/24	--	25,330,000.00	25,330,000.00	10/01/22
13	302360013	MF	Houston	TX	Actual/360	4.400%	66,619.94	35,535.29	0.00	N/A	07/01/24	--	18,169,075.52	18,133,540.23	10/01/22
15	302211016	RT	Charlottesville	VA	Actual/360	4.537%	63,966.07	6,071,708.96	0.00	N/A	04/01/24	--	16,918,512.13	0.00	10/01/22
16	883100276	RT	Various	NY	Actual/360	4.605%	62,525.55	35,446.61	0.00	N/A	07/06/24	--	16,293,302.72	16,257,856.11	10/06/22
17	883100264	MF	Stephenville	TX	Actual/360	4.520%	52,727.75	40,721.13	0.00	N/A	07/06/24	01/06/24	13,998,518.89	13,957,797.76	10/06/22
18	302360018	OF	Basking Ridge	NJ	Actual/360	4.340%	60,242.19	27,343.64	0.00	N/A	06/01/24	--	16,656,825.91	16,629,482.27	10/01/22
21	302360021	OF	Wollaston	MA	Actual/360	4.553%	55,021.46	0.00	0.00	N/A	08/01/24	--	14,500,000.00	14,500,000.00	07/01/22
22	883100255	MU	San Francisco	CA	Actual/360	4.555%	51,718.23	0.00	0.00	N/A	07/06/24	--	13,625,000.00	13,625,000.00	10/06/22
23	695100320	MU	Tucson	AZ	Actual/360	4.572%	44,162.16	25,330.08	0.00	N/A	07/06/24	--	11,591,119.22	11,565,789.14	10/06/22
24	302360024	MH	Palm Desert	CA	Actual/360	4.548%	44,584.14	22,511.09	0.00	N/A	04/01/24	--	11,762,331.68	11,739,820.59	10/01/22
25	883100275	RT	Orlando	FL	Actual/360	4.500%	41,726.60	20,089.01	0.00	N/A	07/06/24	--	11,127,093.69	11,107,004.68	09/06/22
26	302360026	MF	Waco	TX	Actual/360	4.780%	39,524.64	21,327.25	0.00	N/A	03/01/24	--	9,922,503.04	9,901,175.79	10/01/22
27	302360027	OF	Pittsburgh	PA	Actual/360	4.580%	22,276.93	60,784.60	0.00	N/A	06/01/29	--	5,836,749.02	5,775,964.42	10/01/22
29	883100254	MU	San Francisco	CA	Actual/360	4.555%	40,330.73	0.00	0.00	N/A	07/06/24	--	10,625,000.00	10,625,000.00	10/06/22
30	695100310	SS	Fayetteville	GA	Actual/360	4.553%	33,374.16	18,629.45	0.00	N/A	07/06/24	--	8,796,176.36	8,777,546.91	10/06/22
32	883100269	OF	Syracuse	NY	Actual/360	4.675%	33,361.90	18,351.72	0.00	N/A	08/06/24	--	8,563,482.67	8,545,130.95	10/06/22
33	883100267	LO	Goodlettsville	TN	Actual/360	4.600%	21,157.96	55,853.46	0.00	N/A	08/06/24	--	5,519,467.75	5,463,614.29	10/06/22

© 2021 Computershare. All rights reserved. Confidential.																Page 15 of 31

					Mortgage Loan Detail (Part 1)

		Prop									Original Adjusted		Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments Repay Date Date			Date	Balance	Balance	Date
34	695100321	OF	Chandler	AZ	Actual/360	4.569%	36,146.32	14,933.02	0.00	N/A	07/06/24	--	9,493,451.29	9,478,518.27	10/06/22
35	302360035	OF	El Segundo	CA	Actual/360	4.700%	33,497.02	18,366.76	0.00	N/A	07/01/24	--	8,552,430.73	8,534,063.97	10/01/22
36	883100261	RT	Gilbert	AZ	Actual/360	4.440%	32,026.61	15,770.41	0.00	N/A	07/06/24	--	8,655,841.01	8,640,070.60	10/06/22
37	695100331	RT	Wailuku	HI	Actual/360	4.560%	33,233.55	13,710.06	0.00	N/A	08/06/24	--	8,745,671.01	8,731,960.95	10/06/22
38	302360038	MH	Medley	FL	Actual/360	4.700%	30,147.32	16,530.08	0.00	N/A	05/01/24	--	7,697,187.84	7,680,657.76	10/01/22
39	695100323	OF	Encino	CA	Actual/360	4.575%	32,286.77	13,307.93	0.00	N/A	07/06/24	--	8,468,661.81	8,455,353.88	10/06/22
40	695100318	OF	Los Angeles	CA	Actual/360	4.448%	30,753.26	13,311.76	0.00	N/A	07/06/24	--	8,296,743.90	8,283,432.14	10/06/22
41	302360041	MH	West Palm Beach	FL	Actual/360	4.480%	28,592.55	13,869.25	0.00	N/A	05/01/24	--	7,658,719.18	7,644,849.93	10/01/22
42	302360042	LO	Franklin	WI	Actual/360	4.699%	28,127.39	15,430.61	0.00	N/A	07/01/24	--	7,183,752.72	7,168,322.11	10/01/22
43	695100329	OF	Various	MI	Actual/360	4.995%	29,564.55	14,563.90	0.00	N/A	08/06/24	--	7,102,593.59	7,088,029.69	10/06/22
44	695100327	RT	West Bend	WI	Actual/360	4.618%	27,587.99	13,509.66	0.00	08/06/24	08/06/29	--	7,168,815.32	7,155,305.66	10/06/22
46	695100338	SS	South Gate	CA	Actual/360	4.833%	24,416.51	12,713.15	0.00	N/A	08/06/24	--	6,062,449.32	6,049,736.17	10/06/22
47	695100322	OF	City of Industry	CA	Actual/360	4.730%	21,929.67	11,899.09	0.00	N/A	07/06/24	--	5,563,552.87	5,551,653.78	10/06/22
48	695100319	MF	Columbus	OH	Actual/360	4.664%	19,974.77	11,091.28	0.00	N/A	07/06/24	--	5,139,306.30	5,128,215.02	10/06/22
49	695100328	RT	Bolingbrook	IL	Actual/360	4.618%	20,690.99	10,132.25	0.00	08/06/24	08/06/29	--	5,376,611.29	5,366,479.04	10/06/22
50	695100311	SS	Newnan	GA	Actual/360	4.553%	18,977.46	10,593.22	0.00	N/A	07/06/24	--	5,001,747.36	4,991,154.14	10/06/22
52	883100280	MU	Ithaca	NY	Actual/360	4.875%	20,670.48	9,229.78	0.00	N/A	08/06/24	05/06/24	5,088,117.02	5,078,887.24	10/06/22
53	695100315	MH	Augusta	GA	Actual/360	4.893%	19,278.51	9,888.06	0.00	N/A	07/06/24	--	4,728,021.90	4,718,133.84	10/06/22
54	302360054	RT	Ambler	PA	Actual/360	4.330%	17,040.46	9,330.84	0.00	N/A	05/01/24	--	4,722,530.36	4,713,199.52	10/01/22
55	695100332	RT	Ottawa	IL	Actual/360	4.655%	18,349.83	8,865.82	0.00	N/A	08/06/24	--	4,730,353.42	4,721,487.60	10/06/22
57	883100237	RT	New York	NY	Actual/360	4.827%	18,905.75	0.00	0.00	N/A	06/06/24	--	4,700,000.00	4,700,000.00	10/06/22
58	883100271	LO	South Bend	IN	Actual/360	5.075%	15,381.87	11,121.69	0.00	N/A	08/06/24	05/06/24	3,637,092.06	3,625,970.37	10/06/22
59	695100312	MF	Various	MI	Actual/360	4.953%	15,281.12	7,678.85	0.00	N/A	07/06/24	--	3,702,270.50	3,694,591.65	10/06/22
60	695100308	LO	Fort Worth	TX	Actual/360	5.010%	14,105.64	10,471.62	0.00	N/A	07/06/24	--	3,378,595.88	3,368,124.26	10/06/22
61	302360061	MH	Redding	CA	Actual/360	4.640%	13,701.64	7,672.42	0.00	N/A	07/01/24	--	3,543,526.62	3,535,854.20	10/01/22
62	883100252	RT	Atwater	CA	Actual/360	5.250%	14,174.77	9,795.14	0.00	N/A	07/06/24	--	3,239,947.72	3,230,152.58	10/06/22
63	695100307	MF	Nashville	TN	Actual/360	5.197%	14,071.28	6,513.43	0.00	N/A	07/06/24	--	3,249,092.26	3,242,578.83	10/06/22
65	883100235	RT	Staten Island	NY	Actual/360	4.966%	13,346.64	5,904.20	0.00	N/A	04/06/24	--	3,225,123.92	3,219,219.72	10/06/22

© 2021 Computershare. All rights reserved. Confidential.																Page 16 of 31

					Mortgage Loan Detail (Part 1)

		Prop									Original Adjusted		Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments Repay Date Date			Date	Balance	Balance	Date
68	883100257	RT	Yukon	OK	Actual/360	4.650%	11,583.63	6,463.66	0.00	N/A	07/06/24	--	2,989,323.46	2,982,859.80	10/06/22
69	302360069	MH	Las Vegas	NV	Actual/360	4.650%	9,956.48	5,589.97	0.00	N/A	04/01/24	--	2,569,412.97	2,563,823.00	10/01/22
70	883100232	MF	Toledo	OH	Actual/360	5.068%	11,373.60	4,855.95	0.00	N/A	01/06/24	--	2,693,037.69	2,688,181.74	10/06/22
71	695100316	MF	Clinton Township	MI	Actual/360	4.900%	10,468.02	4,657.69	0.00	N/A	07/06/24	--	2,563,596.26	2,558,938.57	10/06/22
72	883100279	SS	Las Vegas	NV	Actual/360	4.580%	9,552.62	4,767.97	0.00	N/A	04/06/24	--	2,502,870.59	2,498,102.62	10/06/22
73	695100325	RT	Shelbyville	IN	Actual/360	4.878%	9,449.15	4,844.39	0.00	N/A	08/06/24	--	2,324,513.76	2,319,669.37	12/06/20
74	883100278	SS	Dallas	TX	Actual/360	4.580%	8,870.29	4,427.40	0.00	N/A	04/06/24	--	2,324,094.20	2,319,666.80	10/06/22
75	695100313	RT	Chicago	IL	Actual/360	4.797%	8,569.26	4,542.84	0.00	N/A	07/06/24	--	2,143,654.68	2,139,111.84	10/06/22
76	695100314	SS	Anderson	SC	Actual/360	4.775%	8,183.97	4,371.76	0.00	N/A	07/06/24	--	2,056,703.97	2,052,332.21	10/06/22
Totals							3,429,898.12	7,629,284.79	0.00				916,721,898.05	898,245,810.09
1 Property Type Codes
HC - Health Care			MU - Mixed Use	WH - Warehouse			MF - Multi-Family
SS - Self Storage			LO - Lodging	RT - Retail			SF - Single Family Rental
98 - Other			IN - Industrial	OF - Office			MH - Mobile Home Park
SE - Securities			CH - Cooperative Housing	ZZ - Missing Information/Undefined

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					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
1	20,819,915.98	10,971,183.70	01/01/22	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
2	0.00	4,651,903.05	01/01/22	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
3	9,284,698.53	4,418,042.31	01/01/22	06/30/22	--	0.00	500,646.65	0.00	0.00	0.00	0.00
4	0.00	2,731,124.19	07/01/21	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
5	5,458,672.00	2,316,178.50	01/01/22	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
6	4,156,899.00	2,250,940.50	01/01/22	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
7	750,081.00	503,616.00	07/01/21	06/30/22	01/11/22	21,951,807.67	819,733.84	93,590.84	460,009.04	0.00	0.00
8	2,609,992.63	1,508,601.21	01/01/22	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
9	3,026,493.00	1,226,006.50	01/01/22	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
10	2,482,367.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
11	6,721,139.27	6,805,493.81	07/01/21	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
12	0.00	1,450,469.57	01/01/22	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
13	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
15	0.00	96,615.00	01/01/22	03/31/22	--	0.00	1,243,996.45	0.00	0.00	0.00	0.00
16	1,580,489.16	689,739.72	01/01/22	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
17	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
18	2,824,780.49	1,484,698.74	01/01/22	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
21	21,622.93	(341,626.60)	01/01/22	06/30/22	--	0.00	0.00	54,912.71	168,547.20	0.00	0.00
22	345,496.82	516,518.34	01/01/22	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
23	1,167,559.93	604,792.58	01/01/22	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
24	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
25	1,538,961.98	390,214.62	01/01/22	03/31/22	--	0.00	0.00	0.00	0.00	0.00	0.00
26	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
27	1,522,503.54	984,707.54	01/01/22	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
29	944,387.32	477,799.99	01/01/22	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
30	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
32	1,109,983.39	544,869.70	01/01/22	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
33	846,967.75	1,117,185.21	04/01/21	03/31/22	--	0.00	0.00	0.00	0.00	0.00	0.00

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					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
34	883,616.28	447,314.83	01/01/22	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
35	995,208.36	529,357.13	01/01/22	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
36	1,162,953.12	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
37	1,074,769.62	1,089,716.42	04/01/21	03/31/22	--	0.00	0.00	0.00	0.00	0.00	0.00
38	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
39	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
40	772,198.19	377,898.59	01/01/22	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
41	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
42	643,608.81	647,760.60	07/01/21	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
43	1,133,652.42	585,724.09	01/01/22	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
44	843,961.80	456,803.98	01/01/22	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
46	1,000,994.05	583,094.55	01/01/22	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
47	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
48	765,991.50	432,158.03	01/01/22	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
49	801,930.44	422,406.87	01/01/22	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
50	938,823.45	533,888.66	01/01/22	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
52	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
53	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
54	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
55	506,122.92	201,583.81	01/01/22	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
57	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
58	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
59	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
60	476,517.76	542,682.68	07/01/21	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
61	536,514.00	257,617.50	01/01/22	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
62	373,970.62	183,248.00	01/01/22	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
63	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
65	319,181.00	79,765.00	01/01/22	03/31/22	--	0.00	0.00	0.00	0.00	2,642.76	0.00

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					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
68	325,138.65	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
69	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
70	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
71	304,464.55	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
72	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
73	240,208.00	0.00	--	--	06/13/22	40,763.27	50,383.56	14,034.45	269,518.31	163,284.75	0.00
74	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
75	304,162.80	135,261.27	01/01/22	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
76	551,433.00	293,018.00	01/01/22	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
Totals	82,168,433.06	53,198,374.19				21,992,570.94	2,614,760.50	162,538.00	898,074.55	165,927.51	0.00

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		Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
15	302211016	6,033,897.80	Disposition	0.00	0.00
Totals		6,033,897.80		0.00	0.00
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

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								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More		Foreclosure		REO		Modifications		Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
10/17/22	0	0.00	1	14,500,000.00	2	35,237,782.99	0	0.00	1	0.00	0	0.00	0	0.00	1	6,033,897.80	4.565931%	4.533572%	24
09/16/22	1	14,500,000.00	0	0.00	3	52,212,600.88	0	0.00	1	16,918,512.13	0	0.00	0	0.00	1	6,985,104.07	4.565499%	4.528909%	24
08/17/22	0	0.00	1	33,016,612.87	2	19,283,076.46	0	0.00	1	16,954,052.23	0	0.00	0	0.00	1	6,291,801.48	4.566439%	4.533651%	25
07/15/22	0	0.00	0	0.00	4	61,256,308.87	0	0.00	1	16,989,454.02	0	0.00	0	0.00	1	4,470,252.34	4.568539%	4.533574%	26
06/17/22	0	0.00	0	0.00	5	65,846,306.22	0	0.00	1	17,026,855.55	0	0.00	0	0.00	0	0.00	4.569119%	4.533067%	27
05/17/22	0	0.00	0	0.00	5	65,957,131.03	0	0.00	1	17,061,974.02	0	0.00	0	0.00	0	0.00	4.569212%	4.533151%	28
04/18/22	0	0.00	0	0.00	5	66,075,989.22	0	0.00	1	17,099,102.39	0	0.00	0	0.00	0	0.00	4.569309%	4.533238%	30
03/17/22	0	0.00	1	4,506,643.44	4	61,679,257.85	0	0.00	1	17,133,939.70	0	0.00	0	0.00	0	0.00	4.569401%	4.533321%	31
02/17/22	1	4,517,111.77	0	0.00	4	61,803,780.39	0	0.00	1	17,175,109.78	0	0.00	0	0.00	0	0.00	4.569503%	4.533413%	32
01/18/22	1	11,281,041.88	1	33,361,788.77	3	28,542,254.90	0	0.00	1	17,209,651.29	0	0.00	0	0.00	1	14,709,488.07	4.569594%	4.533494%	33
12/17/21	1	33,407,270.63	0	0.00	3	28,596,638.17	1	17,244,058.38	0	0.00	0	0.00	0	0.00	0	0.00	4.571045%	4.535311%	34
11/18/21	0	0.00	0	0.00	3	28,654,484.60	1	17,280,500.92	0	0.00	0	0.00	0	0.00	0	0.00	4.571137%	4.536567%	35
(1) Foreclosure and REO Totals are included in the delinquencies aging categories.

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Delinquency Loan Detail

		Paid		Mortgage			Outstanding		Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal	Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹	Advances	Advances	Advances	Balance	Date	Code²	Date	Date	REO Date
7	302360007	05/01/22	4	6	93,590.84	460,009.04	195,544.18	33,221,183.49	12/20/17	1
21	302360021	07/01/22	2	2	54,912.71	168,547.20	0.00	14,500,000.00	08/29/22	2
25	883100275	09/06/22	0	B	0.00	0.00	0.00	11,107,004.68
73	695100325	12/06/20	21	6	14,034.45	269,518.31	246,288.45	2,419,079.19	07/08/20	2
Totals					162,538.00	898,074.55	441,832.63	61,247,267.36
1 Mortgage Loan Status							2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current				4 - Performing Matured Balloon			1 - Modification		6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent	5 - Non Performing Matured Balloon			2 - Foreclosure		7 - REO		11- Full Payoff
Delinquent							3 - Bankruptcy		8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent	6 - 121+ Days Delinquent
							4 - Extension		9 - Pending Return to Master Servicer		13 -	TBD
3 - 90-120 Days Delinquent
							5 - Note Sale		98 - Other

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				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing	REO/Foreclosure

Past Maturity		0	0	0	0
0 - 6 Months		0	0	0	0
7 - 12 Months		0	0	0	0
13 - 24 Months		865,029,151	815,291,368	49,737,783 0
25 - 36 Months		0	0	0	0
37 - 48 Months		0	0	0	0
49 - 60 Months		0	0	0	0
> 60 Months		33,216,660	33,216,660	0	0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

Oct-22	898,245,810	848,508,027	0	14,500,000	35,237,783	0
Sep-22	916,721,898	850,009,297	14,500,000	0	35,294,089	16,918,512
Aug-22	925,215,241	872,915,551	0	33,016,613	2,329,024	16,954,052
Jul-22	935,587,371	874,331,062	0	0	44,266,855	16,989,454
Jun-22	941,672,731	875,826,425	0	0	48,819,451	17,026,856
May-22	943,187,517	877,230,386	0	0	48,895,157	17,061,974
Apr-22	944,790,604	878,714,615	0	0	48,976,887	17,099,102
Mar-22	946,293,017	880,107,116	0	4,506,643	44,545,318	17,133,940
Feb-22	948,073,668	881,752,776	4,517,112	0	44,628,671	17,175,110
Jan-22	949,563,057	876,377,971	11,281,042	33,361,789	11,332,604	17,209,651
Dec-21	965,775,905	903,771,996	33,407,271	0	11,352,580	17,244,058
Nov-21	967,370,515	938,716,030	0	0	11,373,984	17,280,501
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

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			Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
7	302360007	32,918,113.62	33,221,183.49	13,400,000.00	11/30/21	503,616.00	0.23500	06/30/22	08/01/24	261
15	302211016	0.00	-	7,500,000.00	08/24/20	77,306.00	0.16870	03/31/22	04/01/24	257
21	302360021	14,500,000.00	14,500,000.00	26,150,000.00	05/10/14	(431,189.10)	(1.29170)	06/30/22	08/01/24	I/O
73	695100325	2,319,669.37	2,419,079.19	2,940,000.00	04/28/22	183,611.00	1.07040	12/31/19	08/06/24	261
Totals		49,737,782.99	50,140,262.68	49,990,000.00		333,343.90

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Specially Serviced Loan Detail - Part 2

Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²		Special Servicing Comments
7	302360007	OF	TX	12/20/17	1

The Loan was transferred to LNR on 12/21/2017 for imminent default due to tenancy issues after several of the Property's tenants, Williams Morgan, P.C. (20,141 SF), Docs On Demand, Inc. (10,260 SF), Focus Exploration, LLC (7,944 SF), and

Mattress Dis

counters (3,991sf), vacated the Property. The Property is a 218,689 SF, 11 story office bldg on a 3.33 acre site located in Houston, Texas. As of 12/2021, NOI/DSCR/Occ was $632K/0.30x/49%. The Loan is in default as of the

	11/6/2021 payment. Lender ha		s initiated the foreclosure process. Counsel sent NOD and Guarantor Demand letters 11/22/2021.

15	302211016	RT	VA	10/30/19	7

9/15/2022 JLL was engaged to manage and lease the property. The REO property was listed for sale with JLL. Marketing commenced in March. First round offers were submitted 4/29. Best and final received 5/9 and buyer interviews took place.

	Property s	ale closed 8/31/22.

21	302360021	OF	MA	08/29/22	2

Loan was transferred to Special Servicer on 8/29/2022 for Imminent Default. The Loan is secured by a 146K SF Class-B office located in Quincy, approximately six miles south of Boston, MA. The Property was constructed in 1985, renovated in

2006/2010,

and consists of a single building on a 2.20-acre site along with an adjacent three-story parking facility that contains approximately 360 parking spaces. The Property is currently 7% occupied since their single tenant at the time

(State Street Bank) vacated on 3/21. Borrower notified Lender they would like to transition the Property over to Lender. Lender is working with counsel to dual-track foreclosure and receivership. Discussions with Borrower are ongoing.

73	695100325	RT	IN	07/08/20	2

Matter was transferred to SS on 7/8/2020 due to 60+ day loan payment delinquency. A receiver was appointed upon Lender's request on 12/17/2021. Motion for summary judgment was filed 7/13/2022 and entered 8/16/2022. Pending foreclosure sale date.

1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

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Modified Loan Detail
		Pre-Modification		Post-Modification				Modification	Modification
						Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number					Code¹	Date	Date	Date
3	883100266	128,482,470.20	4.43400%	74,227,310.59 4.43400%		9	12/11/20	04/06/20	01/11/21
5	883100268	0.00	4.70500%	0.00	4.70500%	8	08/12/20	05/06/20	01/11/21
Totals		128,482,470.20		74,227,310.59
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance
Note: Note: Please refer to Servicer Reports for modification comments.

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				Historical Liquidated Loan Detail

		Loan		Gross Sales					Current		Loss to Loan	Percent of
		Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
	Loan	Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹	Number Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
15	302211016 10/17/22	16,918,512.13	7,500,000.00	7,881,326.18	1,809,617.22	7,881,326.18	6,071,708.96	10,846,803.17	0.00	0.00	10,846,803.17	54.23%
31	695100324 08/17/22	8,869,874.87	8,200,000.00	8,072,353.28	1,764,450.60	8,072,353.28	6,307,902.68	2,561,972.19	(822.30)	(822.30)	2,562,794.49	25.50%
56	695100326 07/15/22	4,479,694.34	3,800,000.00	4,887,966.80	310,893.49	4,887,966.80	4,577,073.31	0.00	(341.76)	(10,968.16)	10,968.16	0.21%
Current Period Totals		16,918,512.13	7,500,000.00	7,881,326.18	1,809,617.22	7,881,326.18	6,071,708.96	10,846,803.17	0.00	0.00	10,846,803.17
Cumulative Totals		30,268,081.34	19,500,000.00	20,841,646.26	3,884,961.31	20,841,646.26	16,956,684.95	13,408,775.36	(1,164.06)	(11,790.46)	13,420,565.82

Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

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				Historical Bond / Collateral Loss Reconciliation Detail
			Certificate	Reimb of Prior
			Interest Paid	Realized Losses		Loss Covered by					Total Loss
			from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
	Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID	Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
15	302211016	10/17/22	0.00	0.00	10,846,803.17	0.00	0.00	10,846,803.17	0.00	0.00	10,846,803.17
31	695100324	10/17/22	0.00	0.00	2,562,794.49	0.00	0.00	822.30	0.00	0.00	2,562,794.49
		08/17/22	0.00	0.00	2,561,972.19	0.00	0.00	2,561,972.19	0.00	0.00
56	695100326	10/17/22	0.00	0.00	10,968.16	0.00	0.00	341.76	0.00	0.00	11,309.92
		07/25/22	0.00	0.00	0.00	0.00	0.00	10,968.16	0.00	0.00
Current Period Totals			0.00	0.00	10,846,803.17	0.00	0.00	10,847,967.23	0.00	0.00	10,847,967.23
Cumulative Totals			0.00	0.00	13,420,565.82	0.00	0.00	13,420,907.58	0.00	0.00	13,420,907.58

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			Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
7	0.00	0.00	6,868.66	0.00	0.00	84,157.74	0.00	0.00	0.00	0.00	0.00	0.00
15	0.00	0.00	(129,690.02)	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
21	0.00	0.00	3,500.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
73	0.00	0.00	3,500.00	0.00	0.00	164.17	0.00	0.00	0.00	0.00	0.00	0.00
Total	0.00	0.00	(115,821.36)	0.00	0.00	84,321.91	0.00	0.00	0.00	0.00	0.00	0.00
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total		(31,499.45)

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Supplemental Notes
None

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